                                                             EXTERNAL FEE FUNDS

                        FRANK RUSSELL INVESTMENT COMPANY
                       SUPPLEMENT DATED MARCH 10, 1997
                     TO THE PROSPECTUS DATED JULY 8, 1996,
                   AS SUPPLEMENTED THROUGH DECEMBER 19, 1996

Effective March 10, 1997 the Equity I Fund will be managed by the following money managers:

        Alliance Capital Management L.P., 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322, is a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.

        BZW Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco, CA 94105, is an indirect, wholly-owned subsidiary of Barclays Bank PLC.

        Columbus Circle Investors, Metro Center, One Station Place, 8th Floor, Stamford, CT 06902, is a subsidiary partnership of PIMCO Advisors L.P. ("Partnership"). PIMCO Partners, G.P. is the sole general partner of the Partnership. Pacific Financial Asset Management Corporation indirectly holds a majority interest in PIMCO Partners, G.P., with the remainder held indirectly by a group comprised of PIMCO Managing Directors.

        Equinox Capital Management, Inc., 399 Park Ave., 28th Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

        INVESCO Capital Management, Inc., 1315 Peachtree Street N.E., Suite 300, Atlanta, GA 30309, is a corporation whose indirect parent is AMVESCO, PLC, a London-based financial services holding company.

        Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Lincoln Capital Management, Inc. is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by John Croghan, Parker Hall, Ken Meyer, Tim Ubben and Ray Zemon.

        Schneider Capital Management, 460 E. Swedesford Road, Suite 1080, Wayne, PA, 19087, is a SEC registered investment adviser owned by Arnold Schneider. As of the date of this supplement, the Investment Company understands that an injunction is being sought against Arnold Schneider in Massachusetts Middlesex County Superior Court by partners of Wellington Management Company L.L.P. ("Wellington"). The proceedings were instituted on December 13, 1996. The Investment Company believes that the injunction request seeks to prevent Arnold Schneider from engaging in the investment advisory or investment management business in competition with Wellington.

        Suffolk Capital Management, Inc., 250 West 57th Street, Suite 420, New York, NY 10107. Suffolk Capital Management, Inc. is a registered investment adviser and a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

        Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

                                                                  CLASS C FUNDS

                        FRANK RUSSELL INVESTMENT COMPANY
                       SUPPLEMENT DATED MARCH 10, 1997
                     TO THE PROSPECTUS DATED JULY 8, 1996,
                   AS SUPPLEMENTED THROUGH DECEMBER 19, 1996

Effective March 10, 1997 the Diversified Equity Fund will be managed by the following money managers:

        Alliance Capital Management L.P., 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322, is a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.

        BZW Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco, CA 94105, in an indirect, wholly-owned subsidiary of Barclays Bank PLC.

        Columbus Circle Investors, Metro Center, One Station Place, 8th Floor, Stamford, CT 06902, is a subsidiary partnership of PIMCO Advisors L.P. ("Partnership"). PIMCO Partners, G.P. is the sole general partner of the Partnership. Pacific Financial Asset Management Corporation indirectly holds a majority interest in PIMCO Partners, G.P., with the remainder held indirectly by a group comprised of PIMCO Managing Directors.

        Equinox Capital Management, Inc., 399 Park Ave., 28th Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

        INVESCO Capital Management, Inc., 1315 Peachtree Street N.E., Suite 300, Atlanta, GA 30309, is a corporation whose indirect parent is AMVESCO, PLC, a London-based financial services holding company.

        Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Lincoln Capital Management, Inc., is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by John Croghan, Parker Hall, Ken Meyer, Tim Ubben and Ray Zemon.

        Schneider Capital Management, 460 E. Swedesford Road, Suite 1080, Wayne, PA, 19087, is a SEC registered investment adviser owned by Arnold Schneider. As of the date of this supplement, the Investment Company understands that an injunction is being sought against Arnold Schneider in Massachusetts Middlesex County Superior Court by partners of Wellington Management Company L.L.P. ("Wellington"). The proceedings were instituted on December 13, 1996. The Investment Company believes that the injunction request seeks to prevent Arnold Schneider from engaging in the investment advisory or investment management business in competition with Wellington.

        Suffolk Capital Management, Inc., 250 West 57th Street, Suite 420, New York, NY 10107. Suffolk Capital Management, Inc. is a registered investment adviser and a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

        Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

                                                                  CLASS S FUNDS

                        FRANK RUSSELL INVESTMENT COMPANY
                       SUPPLEMENT DATED MARCH 10, 1997
                     TO THE PROSPECTUS DATED JULY 8, 1996,
                   AS SUPPLEMENTED THROUGH DECEMBER 19, 1996

Effective March 10, 1997 the Diversified Equity Fund will be managed by the following money managers:

        Alliance Capital Management L.P., 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322, is a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.

        BZW Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco, CA 94105, is an indirect, wholly-owned subsidiary of Barclays Bank PLC.

        Columbus Circle Investors, Metro Center, One Station Place, 8th Floor, Stamford, CT 06902, is a subsidiary partnership of PIMCO Advisors L.P. ("Partnership"). PIMCO Partners, G.P. is the sole general partner of the Partnership. Pacific Financial Asset Management Corporation indirectly holds a majority interest in PIMCO Partners, G.P., with the remainder held indirectly by a group comprised of PIMCO Managing Directors.

        Equinox Capital Management, Inc., 399 Park Ave., 28th Floor, New York, NY 10022. Equinox is a registered investment adviser with majority ownership held by Ron Ulrich.

        INVESCO Capital Management, Inc., 1315 Peachtree Street N.E., Suite 300, Atlanta, GA 30309, is a corporation whose indirect parent is AMVESCO, PLC, a London-based financial services holding company.

        Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606. Lincoln Capital Management, Inc. is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by John Croghan, Parker Hall, Ken Meyer, Tim Ubben and Ray Zemon.

        Schneider Capital Management, 460 E. Swedesford Road, Suite 1080, Wayne, PA, 19087, is a SEC registered investment adviser owned by Arnold Schneider. As of the date of this supplement, the Investment Company understands that an injunction is being sought against Arnold Schneider in Massachusetts Middlesex County Superior Court by partners of Wellington Management Company L.L.P. ("Wellington"). The proceedings were instituted on December 13, 1996. The Investment Company believes that the injunction request seeks to prevent Arnold Schneider from engaging in the investment advisory or investment management business in competition with Wellington.

        Suffolk Capital Management, Inc., 250 West 57th Street, Suite 420, New York, NY 10107. Suffolk Capital Management, Inc. is a registered investment adviser and a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

        Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116, is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.